Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 5,330	$ 4,575	$ 1,734
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	2,799	2,768	2,721
Impairment	994	206	205
Bargain purchase gain	(209)	0	0
Interest expense	687	879	1,172
Interest income	(72)	(56)	(58)
Income tax (benefit)/ expense	(349)	432	986
Remeasurement loss (gain) relating to US deferred employee benefits	15	0	(832)
Net gain on disposal of subsidiaries	(16)	(18)	(23)
Income from investments in associates, joint ventures and other investments	(652)	(448)	(615)
Provision on pensions and OPEB	463	555	439
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	572	(578)	(138)
Unrealized foreign exchange effects	152	(541)	486
Write-downs (reversal) of inventories to net realizable value, provisions and other non-cash operating expenses net	789	781	(201)
Changes in assets and liabilities that provided (required) cash, net of acquisitions:
Trade accounts receivable	(646)	(620)	(373)
Inventories	(4,652)	(2,347)	(2,055)
Trade accounts payable and other	914	1,094	1,405
Interest paid	(749)	(947)	(1,354)
Interest received	67	57	60
Income taxes paid	(629)	(506)	(296)
Dividends received from associates, joint ventures and other investments	360	232	176
Cash contributions to plan assets and benefits paid for pensions and OPEB	(472)	(496)	(395)
VAT and other amounts received (paid) from/to public authorities	(544)	(177)	46
Other working capital and provisions movements	44	(282)	(382)
Net cash provided by operating activities	4,196	4,563	2,708
Investing activities:
Purchase of property, plant and equipment and intangibles	(3,305)	(2,819)	(2,444)
Disposals of net assets of subsidiaries, net of cash disposed of 1, 13 and nil in 2018, 2017 and 2016, respectively	65	6	185
Acquisitions of net assets of subsidiaries, net of cash acquired of 13, 617 and 63 in 2018, 2017 and 2016, respectively	(39)	16	7
Acquisition of Uttam Galva and KSS Petron debt	(1,001)	0	0
Disposals of associates and joint ventures	220	0	1,017
Disposals of financial assets	44	44	165
Other investing activities net	257	(77)	(73)
Net cash used in investing activities	(3,759)	(2,830)	(1,143)
Financing activities:
(Acquisition)/ Disposal of non-controlling interests	(68)	0	56
Proceeds from put and call option on shares	115	0	0
Proceeds from short-term debt	2,319	1,859	1,516
Proceeds from long-term debt	1,138	1,407	110
Payments of short-term debt	(2,871)	(2,102)	(2,721)
Payments of long-term debt	(798)	(2,691)	(4,912)
Equity offering	0	0	3,115
Share buyback	(226)	0	0
Dividends paid (includes 119, 141 and 61 of dividends paid to non-controlling shareholders in 2018, 2017 and 2016, respectively)	(220)	(141)	(61)
Other financing activities net	(78)	(63)	(29)
Net cash used in financing activities	(689)	(1,731)	(2,926)
Net increase (decrease) in cash and cash equivalents	(252)	2	(1,361)
Effect of exchange rate changes on cash	(140)	58	(127)
Cash and cash equivalents:
At the beginning of the year	2,574	2,501	4,002
Reclassification of the period-end cash and cash equivalents from (to) held for sale	(10)	13	(13)
At the end of the year	$ 2,172	$ 2,574	$ 2,501